Revenue Recognition - Schedule of Revenues Geographic Breakdown (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total Revenue	$ 754	$ 5,226	$ 3,148	$ 10,058	$ 19,806	$ 23,335
United States [Member]
Total Revenue	722	5,063	2,393	9,724
Canada [Member]
Total Revenue	$ 32	$ 163	$ 755	$ 334